Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Nov. 30, 2017
Registrant Name	dei_EntityRegistrantName	CAPITAL MANAGEMENT INVESTMENT TRUST
Central Index Key	dei_EntityCentralIndexKey	0000931491
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Mar. 30, 2018
Document Effective Date	dei_DocumentEffectiveDate	Mar. 30, 2018
Prospectus Date	rr_ProspectusDate	Mar. 30, 2018
Wellington Shields All-Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF ALL-CAP FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the All-Cap Fund is to seek capital appreciation.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the All-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The All-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when All-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the All-Cap Fund's performance. During the fiscal year ended November 30, 2017, the All-Cap Fund's portfolio turnover rate was 46.82% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	46.82%
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the All-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the All-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the All-Cap Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2019. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund. The All-Cap Fund pursues its investment objective by investing primarily in equity securities of all market capitalizations.

The All-Cap Fund's investments will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the All-Cap Fund will invest at least 80% of its total assets in equity securities.

While the All-Cap Fund's primary focus is investment in equity securities, the All-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the All-Cap Fund may invest in derivative instruments, including put and call options. The All-Cap Fund will generally invest in derivative instruments for hedging and income generation purposes. The All-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the All-Cap Fund makes a short sale of a security, the All-Cap Fund will have to replace the security in the future, whether or not the price declines. The All-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of companies. Then through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the All-Cap Fund's holding in a security if the security no longer meets the Advisor's investment criteria or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor's portfolio manager.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the All-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the All-Cap Fund will be successful in meeting its investment objective. The All-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in equity securities. The following is a summary description of certain risks of investing in the All-Cap Fund.

● Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the All-Cap Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

● Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the All-Cap Fund's portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the All-Cap Fund.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The values of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuer, and the ability of the issuer to repay principal and to make interest payments. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security and generally has less potential for gain or loss than the underlying stock. Convertible securities are subject to the risks and price fluctuations of the underlying stock. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer's creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

● Large-Cap Securities Risk. The All-Cap Fund will invest in larger, more established companies, which may be unable to respond quickly to new competitive challenges such as changes in consumer tastes or innovative smaller competitors. Also, large companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansions.

● Mid-Cap Securities Risk. Investing in the securities of medium capitalization ("mid-cap") companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that mid-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for mid-cap securities may be more limited than the market for larger companies.

● Small-Cap Securities Risk. The All-Cap Fund will invest in small companies, which generally have less experienced management teams, serve smaller markets, and find it more difficult to find financing for growth or potential development than larger companies.

● Portfolio Management Risk. The strategies used and securities selected by the All-Cap Fund's Advisor may fail to produce the intended result and the All-Cap Fund may not achieve its objective. The securities selected for the All-Cap Fund may not perform as well as other securities that were consistent with the All-Cap Fund's investment strategy, but were not selected for the All-Cap Fund. As a result, the All-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the All-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

● Derivative Instruments Risk. Derivative instruments such as option contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in the loss of the entire value of any portfolio positions; and risks that the derivative instrument may not be liquid.

Call Option Risk. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Option Risk. A put option is an option to sell assets at an agreed price on or before a particular date. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

● Short Sales Risk. The All-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the All-Cap Fund has sold short rises above the price at which the All-Cap Fund borrowed and sold the stock, then the All-Cap Fund may lose money on the short sale. Accordingly, the All-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the All-Cap Fund could be forced to cover short positions earlier than the All-Cap Fund otherwise would. If the All-Cap Fund does not have the assets to cover a short sale, then the All-Cap Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the All-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund's Institutional Shares from year to year and by showing how the All-Cap Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. On March 30, 2018, the former Wellington Shields All-Cap Fund was reorganized into the Capital Management Mid-Cap Fund, which then changed its name to the Wellington Shields All-Cap Fund (the "Reorganization"). The performance provided below is that of the Capital Management Mid-Cap Fund. The Fund's past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the All-Cap Fund by showing changes in the performance of the All-Cap Fund's Institutional Shares from year to year and by showing how the All-Cap Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the All-Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	15.15% (quarter ended June 30, 2009)
Lowest	(25.85)% (quarter ended December 31, 2008)
Year to Date	18.44% (quarter ended December 31, 2017)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	18.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.15%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.85%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Period Ended December 31, 2017)
Performance Table Market Index Changed	rr_PerformanceTableMarketIndexChanged	The All-Cap Fund adopted the Russell 1000 Index as its primary benchmark following the Reorganization because the Advisor believes it is more representative of the combined fund's portfolio.
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold All-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Wellington Shields All-Cap Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSACX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.60%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.61%	[1],[2]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.10%)	[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[1],[2]
One Year	rr_ExpenseExampleYear01	$ 154
Three Years	rr_ExpenseExampleYear03	498
Five Years	rr_ExpenseExampleYear05	867
Ten Years	rr_ExpenseExampleYear10	$ 1,903
Annual Return 2008	rr_AnnualReturn2008	(36.78%)
Annual Return 2009	rr_AnnualReturn2009	28.73%
Annual Return 2010	rr_AnnualReturn2010	17.90%
Annual Return 2011	rr_AnnualReturn2011	(4.72%)
Annual Return 2012	rr_AnnualReturn2012	11.12%
Annual Return 2013	rr_AnnualReturn2013	31.47%
Annual Return 2014	rr_AnnualReturn2014	6.97%
Annual Return 2015	rr_AnnualReturn2015	2.75%
Annual Return 2016	rr_AnnualReturn2016	12.88%
Annual Return 2017	rr_AnnualReturn2017	18.44%
1 Year	rr_AverageAnnualReturnYear01	18.44%
5 Years	rr_AverageAnnualReturnYear05	14.08%
10 Years	rr_AverageAnnualReturnYear10	6.98%
Wellington Shields All-Cap Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	15.67%
5 Years	rr_AverageAnnualReturnYear05	12.35%
10 Years	rr_AverageAnnualReturnYear10	6.13%
Wellington Shields All-Cap Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.75%
5 Years	rr_AverageAnnualReturnYear05	11.48%
10 Years	rr_AverageAnnualReturnYear10	5.72%
Wellington Shields All-Cap Fund | Russell 1000 Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.69%	[3]
5 Years	rr_AverageAnnualReturnYear05	15.72%	[3]
10 Years	rr_AverageAnnualReturnYear10	8.59%	[3]
Wellington Shields All-Cap Fund | Russell Mid-Cap Value Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.34%	[3]
5 Years	rr_AverageAnnualReturnYear05	14.69%	[3]
10 Years	rr_AverageAnnualReturnYear10	9.09%	[3]
Wellington Shields All-Cap Fund | S&P 500 Total Return Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	21.83%
5 Years	rr_AverageAnnualReturnYear05	15.80%
10 Years	rr_AverageAnnualReturnYear10	8.41%
Wellington Shields Small-Cap Fund
Risk Return Abstract	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY OF SMALL-CAP FUND
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Investment Objective. The investment objective of the Small-Cap Fund is to seek long-term capital appreciation,
Objective, Secondary [Text Block]	rr_ObjectiveSecondaryTextBlock	while current income is a secondary consideration in selecting portfolio investments.
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	Fees and Expenses of the Fund. This table describes the fees and expenses that you may pay if you buy and hold shares of the Small-Cap Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 1, 2019
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

Portfolio Turnover. The Small-Cap Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Small-Cap Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Small-Cap Fund's performance. During the fiscal year ended November 30, 2017, the Small-Cap Fund's portfolio turnover rate was 41.35% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	41.35%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Small-Cap Fund and does not include "Acquired Fund Fees and Expenses."
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

Expense Example. This Example is intended to help you compare the cost of investing in the Small-Cap Fund with the cost of investing in other mutual funds. This expense example assumes that you invest $10,000 in the Small-Cap Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The expense example also assumes that your investment has a 5% return each year and the Small-Cap Fund's operating expenses remain the same, and the contractual agreement to limit expenses remains in effect only until April 1, 2019. Although your actual costs may be higher or lower, based on the assumptions your cost would be:

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Principal Investment Strategies of the Fund. The Small-Cap Fund pursues its investment objective by investing primarily in equity securities of small-capitalization ("small-cap") companies. The Small-Cap Fund considers a small-cap company to be one that has market capitalization within the range of $100 million to $5 billion.

The Small-Cap Fund's investment in small-cap companies will be primarily in equity securities, such as common and preferred stock, securities convertible into common stock and short sales. Under normal market conditions, the Small-Cap Fund will invest at least 90% of its total assets in equity securities, of which at least 80% of its total assets will be invested in the equity securities of small-cap companies.

While the Small-Cap Fund's primary focus is investment in equity securities, the Small-Cap Fund has flexibility to invest in other types of securities when the Advisor believes they offer opportunities that are more attractive. Accordingly, the Small-Cap Fund may invest in derivative instruments, including put and call options. The Small-Cap Fund will generally invest in derivative instruments for hedging and income generation purposes. The Small-Cap Fund may also sell a security short (i.e., sell a security borrowed from a broker) if the Advisor expects the market price for the security to drop in the future. When the Small-Cap Fund makes a short sale of a security, the Small-Cap Fund will have to replace the security in the future, whether or not the price declines. The Small-Cap Fund may hold up to 20% of its net assets in derivative instruments and short positions at any time.

In selecting portfolio securities, the Advisor uses various screens and models to produce a potential universe of approximately 1,300 companies. Then, through fundamental research, the Advisor selects from that universe companies whose current share price is relatively undervalued. The Advisor considers selling or reducing the Small-Cap Fund's holding in a security if the security no longer meets the Advisor's investment criteria, the company is no longer considered a small-cap company or the Advisor believes a more attractive investment alternative is available. Final investment decisions are made by the Advisor's portfolio manager.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

Principal Risks of Investing in the Fund. An investment in the Small-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested. There can be no assurance that the Small-Cap Fund will be successful in meeting its investment objective. The Small-Cap Fund is intended for aggressive investors seeking above-average gains and willing to accept the risks involved in investing in the securities of small-cap companies. The following is a summary description of certain risks of investing in the Small-Cap Fund.

●    Market Risk. Securities markets are volatile and prices of all securities may decline when markets decline generally. Accordingly, the price of and the income generated by the Small-Cap Fund's securities may decline in response to, among other things, adverse changes in investor sentiment, general economic and market conditions, regional or global instability, interest rate fluctuations or other factors that may cause the securities markets to decline generally.

●    Risks related to Other Equity Securities. In addition to common stocks, the equity securities in the Small-Cap Fund's portfolio may include preferred stock and convertible securities. Like common stocks, the value of these equity securities may fluctuate in response to many factors, including the activities of the issuer, general market and economic conditions, interest rates, and specific industry changes. Also, regardless of any one company's particular prospects, a declining stock market may produce a decline in prices for all equity securities, which could also result in losses for the Small-Cap Fund.

Convertible Securities Risk. Convertible securities are securities that are convertible into or exchangeable for common or preferred stock. The values of convertible securities may be affected by changes in interest rates, the creditworthiness of their issuer, and the ability of the issuer to repay principal and to make interest payments. A convertible security tends to perform more like a stock when the underlying stock price is high and more like a debt security when the underlying stock price is low. A convertible security is not as sensitive to interest rate changes as a similar non-convertible debt security and generally has less potential for gain or loss than the underlying stock. Convertible securities are subject to the risks and price fluctuations of the underlying stock. Convertible securities entitle the holder to receive interest payments or a dividend preference until the security matures, is redeemed, or the conversion feature is exercised. They may be subject to the risk that the issuer will not be able to pay interest or dividends when due and their market value may change based on changes in the issuer's credit rating or the market's perception of the issuer's creditworthiness. Some convertible preferred stocks have a conversion or call feature that allows the issuer to redeem the stock before the conversion date, which could diminish the potential for capital appreciation on the investment. As a result of the conversion feature, the interest rate or dividend preference is generally less than if the securities were non-convertible.

Preferred Stock Risk. Preferred stock represents an equity interest in a company that generally entitles the holder to receive, in preference to the holders of other stocks such as common stocks, dividends and a fixed share of the proceeds resulting from a liquidation of the company. Preferred stocks may pay fixed or adjustable rates of return. The market value of preferred stock is subject to issuer-specific and market risks applicable generally to equity securities and is sensitive to changes in the issuer's creditworthiness, the ability of the issuer to make payments on the preferred stock and changes in interest rates, typically declining in value if interest rates rise. In addition, a company's preferred stock generally pays dividends only after the company makes required payments to holders of its bonds and other debt. Therefore, the value of preferred stock will usually react more strongly than bonds and other debt to actual or perceived changes in the company's financial condition or prospects.

●    Small-Cap Securities Risk. Investing in the securities of small-cap companies generally involves greater risk than investing in larger, more established companies. This greater risk is, in part, attributable to the fact that small-cap companies may have limited product lines, operating history, markets or financial resources and their securities may therefore be more volatile than securities of larger, more established companies or market averages in general. In addition, the market for small-cap securities may be more limited than the market for larger companies.

●    Portfolio Management Risk. The strategies used and securities selected by the Small-Cap Fund's Advisor may fail to produce the intended result and the Small-Cap Fund may not achieve its objective. The securities selected for the Small-Cap Fund may not perform as well as other securities that were consistent with the Small-Cap Fund's investment strategy, but were not selected for the Small-Cap Fund. As a result, the Small-Cap Fund may suffer losses or underperform other funds with the same investment objective or strategies, even in a rising market. The performance of the Small-Cap Fund may be better or worse than the performance of equity funds that focus on other types of equities or have a broader investment style.

●    Derivative Instruments Risk. Derivative instruments such as option contracts are generally investments the value of which depends on (or is derived from) the value of the underlying assets, interest rate, or index. Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in the loss of the entire value of any portfolio positions; and risks that the derivative security may not be liquid.

Call Option Risk. A call option is an option to buy assets at an agreed-upon price on or before a particular date. The buyer of a call option assumes the risk of losing its entire investment (i.e., the premium paid) in the call option. However, if the buyer of the call sells short the underlying security, the loss on the call will be offset in whole or in part by gain on the short sale of the underlying security.

Put Option Risk. A put option is an option to sell assets at an agreed price on or before a particular date. The buyer of a put option assumes the risk of losing its entire investment (i.e., the premium paid) in the put option. However, if the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.

●    Short Sales Risk. The Small-Cap Fund may establish a short position in a stock by selling borrowed shares of the stock. When the price of any stock that the Small-Cap Fund has sold short rises above the price at which the Small-Cap Fund borrowed and sold the stock, then the Small-Cap Fund may lose money on the short sale. Accordingly, the Small-Cap Fund is likely to lose value on its short sales in a rising market. If the broker from whom the stock was borrowed requires that the stock be repaid, then the Small-Cap Fund could be forced to cover short positions earlier than the Small-Cap Fund otherwise would. If the Small-Cap Fund does not have the assets to cover a short sale, then the Small-Cap Fund's potential losses on the short will be unlimited because the security's price may appreciate indefinitely.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Small-Cap Fund is subject to investment risks, including the possible loss of some or all of the principal invested.
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance. The bar chart and table shown below provide some indication of the risks of investing in the Small-Cap Fund by showing changes in the performance of the Small-Cap Fund's Institutional Shares from year to year and by showing how the Small-Cap Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index. The Small-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the Small-Cap Fund will perform in the future.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and table shown below provide some indication of the risks of investing in the Small-Cap Fund by showing changes in the performance of the Small-Cap Fund's Institutional Shares from year to year and by showing how the Small-Cap Fund's average annual returns for 1, 5 and 10 years compare with those of a broad-based securities market index.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Small-Cap Fund's past performance (before and after taxes) is not necessarily an indication of how the Small-Cap Fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Annual Total Returns
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Quarterly Returns During This Time Period
Highest	33.58% (quarter ended June 30, 2009)
Lowest	(42.69)% (quarter ended December 31, 2008)
Year to Date	2.22% (quarter ended December 31, 2017)

Year to Date Return, Label	rr_YearToDateReturnLabel	Year to Date
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Dec. 31, 2017
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.22%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	33.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(42.69%)
Performance Table Heading	rr_PerformanceTableHeading	Average Annual Total Returns (For the Period Ended December 31, 2017)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Small-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan.
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown and are not applicable to investors who hold Small-Cap Fund shares through tax-deferred arrangements, such as an individual retirement account (IRA) or 401(k) plan. After-tax returns are shown for only one class of shares and after-tax returns will vary for other classes.

Wellington Shields Small-Cap Fund | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	WSSSX
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee (as a percentage of the amount redeemed, if applicable).	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.01%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%	[4]
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[5]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.51%	[4],[5]
One Year	rr_ExpenseExampleYear01	$ 154
Three Years	rr_ExpenseExampleYear03	530
Five Years	rr_ExpenseExampleYear05	931
Ten Years	rr_ExpenseExampleYear10	$ 2,053
Annual Return 2008	rr_AnnualReturn2008	(32.99%)
Annual Return 2009	rr_AnnualReturn2009	21.27%
Annual Return 2010	rr_AnnualReturn2010	28.49%
Annual Return 2011	rr_AnnualReturn2011	6.14%
Annual Return 2012	rr_AnnualReturn2012	11.11%
Annual Return 2013	rr_AnnualReturn2013	39.07%
Annual Return 2014	rr_AnnualReturn2014	(5.44%)
Annual Return 2015	rr_AnnualReturn2015	(14.17%)
Annual Return 2016	rr_AnnualReturn2016	19.78%
Annual Return 2017	rr_AnnualReturn2017	2.22%
1 Year	rr_AverageAnnualReturnYear01	2.22%
5 Years	rr_AverageAnnualReturnYear05	6.68%
10 Years	rr_AverageAnnualReturnYear10	5.46%
Wellington Shields Small-Cap Fund | After Taxes on Distributions | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.05%
5 Years	rr_AverageAnnualReturnYear05	5.77%
10 Years	rr_AverageAnnualReturnYear10	4.67%
Wellington Shields Small-Cap Fund | After Taxes on Distributions and Sales | Institutional Shares
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.51%
5 Years	rr_AverageAnnualReturnYear05	5.30%
10 Years	rr_AverageAnnualReturnYear10	4.37%
Wellington Shields Small-Cap Fund | S&P 600 Small-Cap Index (reflects no deduction for fees, expenses or taxes)
Risk Return Abstract	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	13.23%
5 Years	rr_AverageAnnualReturnYear05	16.00%
10 Years	rr_AverageAnnualReturnYear10	10.43%

[1]	The ratios reported for Other Expenses and Total Annual Fund Operating Expenses represent the anticipated effect of combined operations as a result of the reorganization of the former Wellington Shields All-Cap Fund into the Capital Management Mid-Cap Fund (now named the Wellington Shields All-Cap Fund) which occurred on March 30, 2018 and will therefore not correlate to the financial highlights.
[2]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the All-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the All-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2019 without the approval of the Board of Trustees of Capital Management Investment Trust (the "Trust").
[3]	The All-Cap Fund adopted the Russell 1000 Index as its primary benchmark following the Reorganization because the Advisor believes it is more representative of the combined fund's portfolio.
[4]	"Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Small-Cap Fund and does not include "Acquired Fund Fees and Expenses."
[5]	Capital Management Associates, Inc. (the "Advisor") has entered into a contractual agreement with the Small-Cap Fund under which it has agreed to waive or reduce its fees and to assume other expenses of the Small-Cap Fund, if necessary, in an amount that limits "Total Annual Fund Operating Expenses" (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, payments, if any, under a Rule 12b-1 Plan, and Acquired Fund Fees and Expenses) to not more than 1.50%. Each waiver or reimbursement of an expense by the Advisor is subject to repayment by the Fund within three fiscal years following the fiscal year in which the expense was incurred, provided the Fund is able to make the repayment without exceeding the expense limitation in place at the time of the waiver or reimbursement and at the time the waiver or reimbursement is recouped. The contractual agreement cannot be terminated prior to April 1, 2019 without the approval of the Board of Trustees of Capital Management Investment Trust (the "Trust").